As filed with the Securities and Exchange Commission on November 28, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-10487

Hotchkis and Wiley Funds
(Exact name of registrant as specified in charter)

725 South Figueroa Street, 39th Floor
Los Angeles, CA 90017-5439
(Address of principal executive offices) (Zip code)

Anna Marie Lopez, President
Hotchkis and Wiley Funds
725 South Figueroa Street, 39th Floor
Los Angeles, CA 90017-5439
(Name and address of agent for service)

(213) 430-1000
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2008

Date of reporting period:  September 30, 2007

Item 1. Schedule of Investments.

Schedule of Investments - September 30, 2007
Hotchkis and Wiley Core Value Fund
(Unaudited)

	Shares
COMMON STOCKS - 98.87%	Held	Value
CONSUMER DISCRETIONARY - 16.33%
Auto Components - 1.02%
Magna International, Inc.	252,300	$24,299,013
Hotels, Restaurants & Leisure - 1.04%
Wyndham Worldwide Corporation	183,800	6,021,288
Yum! Brands, Inc.	549,900	18,603,117
		24,624,405
Household Durables - 5.19%
Centex Corporation	2,146,200	57,024,534
Lennar Corporation - Class A	1,224,600	27,737,190
Pulte Homes, Inc.	2,848,900	38,773,529
		123,535,253
Media - 4.18%
Idearc, Inc.	676,500	21,289,455
Interpublic Group of Companies, Inc. (a)	4,594,400	47,689,872
R.H. Donnelley Corporation (a)	546,200	30,598,124
		99,577,451
Specialty Retail - 4.90%
The Gap, Inc.	2,720,900	50,173,396
Home Depot, Inc.	2,050,100	66,505,244
		116,678,640
TOTAL CONSUMER DISCRETIONARY		388,714,762
CONSUMER STAPLES - 6.74%
Food & Staples Retailing - 5.02%
Safeway, Inc.	742,200	24,574,242
Wal-Mart Stores, Inc.	2,173,100	94,855,815
		119,430,057
Food Products - 0.14%
Unilever PLC - ADR	105,600	3,344,352
Tobacco - 1.58%
Altria Group, Inc.	542,300	37,706,119
TOTAL CONSUMER STAPLES		160,480,528
ENERGY - 3.76%
Oil, Gas & Consumable Fuels - 3.76%
Petro-Canada	162,300	9,314,397
Royal Dutch Shell PLC - Class B - ADR	687,300	56,427,330
Sunoco, Inc.	334,900	23,704,222
		89,445,949
TOTAL ENERGY		89,445,949
FINANCIALS - 27.40%
Commercial Banks - 1.84%
Comerica, Inc.	412,100	21,132,488
KeyCorp	340,200	10,998,666
UnionBanCal Corporation	200,400	11,705,364
		43,836,518
Diversified Financial Services - 5.48%
Bank of America Corporation	914,422	45,967,994
JPMorgan Chase & Company	1,847,100	84,634,122
		130,602,116
Insurance - 14.89%
Conseco, Inc. (a)	1,357,500	21,720,000
Genworth Financial, Inc.	2,290,800	70,396,284
Hartford Financial Services Group, Inc.	117,700	10,893,135
MetLife, Inc.	1,087,400	75,824,402
The Travelers Companies, Inc.	1,618,300	81,465,222
Unum Group	1,844,100	45,125,127
XL Capital Limited	619,200	49,040,640
		354,464,810
Real Estate Management & Development - 1.23%
The St. Joe Company	869,200	29,213,812
Thrifts & Mortgage Finance - 3.96%
Freddie Mac	1,167,400	68,888,274
Washington Mutual, Inc.	723,100	25,532,661
		94,420,935
TOTAL FINANCIALS		652,538,191
HEALTH CARE - 9.97%
Health Care Equipment & Supplies - 1.60%
Covidien Limited (a)	915,800	38,005,700
Pharmaceuticals - 8.37%
Bristol-Myers Squibb Co.	672,700	19,387,214
Eli Lilly & Company	1,337,100	76,121,103
Johnson & Johnson	350,700	23,040,990
Pfizer, Inc.	2,419,000	59,096,170
Schering-Plough Corporation	686,300	21,707,669
		199,353,146
TOTAL HEALTH CARE		237,358,846
INDUSTRIALS - 7.57%
Aerospace & Defense - 3.79%
Empresa Brasileira de Aeronautica SA - ADR	538,300	23,642,136
Northrop Grumman Corporation	853,600	66,580,800
		90,222,936
Industrial Conglomerates - 2.54%
Tyco International Limited	1,363,200	60,444,288
Machinery - 1.24%
Flowserve Corporation	387,600	29,527,368
TOTAL INDUSTRIALS		180,194,592
INFORMATION TECHNOLOGY - 19.63%
Electronic Equipment & Instruments - 3.15%
Tyco Electronics Limited	2,116,100	74,973,423
IT Services - 4.43%
Electronic Data Systems Corporation	4,836,500	105,629,160
Software - 12.05%
BMC Software, Inc. (a)	374,900	11,708,127
CA, Inc.	5,021,506	129,153,134
Microsoft Corporation	3,522,600	103,775,796
Oracle Corporation (a)	1,952,700	42,275,955
		286,913,012
TOTAL INFORMATION TECHNOLOGY		467,515,595
MATERIALS - 0.40%
Metals & Mining - 0.40%
Alcoa, Inc.	244,400	9,560,928
TOTAL MATERIALS		9,560,928
UTILITIES - 7.07%
Electric Utilities - 7.07%
Entergy Corporation	456,200	49,401,898
Exelon Corporation	972,200	73,264,992
FPL Group, Inc.	751,400	45,745,232
		168,412,122
TOTAL UTILITIES		168,412,122

Total investments - 98.87% (Cost $2,404,575,671)		2,354,221,513

Time deposit* - 1.10%		26,300,130

Other assets in excess of liabilities - 0.03%		620,020

Net assets - 100.00%		$2,381,141,663

(a) - Non-income producing security.
ADR - American Depository Receipt.
* - Time deposit bears interest at 4.19% and matures on 10/1/2007.
Invested through a cash management account administered by
Brown Brothers Harriman & Co.

Schedule of Investments - September 30, 2007
Hotchkis and Wiley Large Cap Value Fund
(Unaudited)

	Shares
COMMON STOCKS - 98.26%	Held	Value
CONSUMER DISCRETIONARY - 16.55%
Auto Components - 0.98%
Magna International, Inc.	561,400	$54,068,434
Hotels, Restaurants & Leisure - 0.99%
Yum! Brands, Inc.	1,612,800	54,561,024
Household Durables - 4.54%
Centex Corporation	2,895,000	76,920,150
Lennar Corporation - Class A (b)	5,462,600	123,727,890
Lennar Corporation - Class B (b)	2,336,820	49,657,425
		250,305,465
Media - 2.71%
Idearc, Inc.	4,747,900	149,416,413
Specialty Retail - 5.86%
AutoNation, Inc. (a)	3,017,100	53,463,012
The Gap, Inc.	6,432,600	118,617,144
Home Depot, Inc.	4,650,147	150,850,769
		322,930,925
Textiles, Apparel & Luxury Goods - 1.47%
Jones Apparel Group, Inc.	3,850,300	81,356,839
TOTAL CONSUMER DISCRETIONARY		912,639,100
CONSUMER STAPLES - 5.47%
Food & Staples Retailing - 4.01%
Wal-Mart Stores, Inc.	5,062,000	220,956,300
Tobacco - 1.46%
Altria Group, Inc.	1,157,100	80,453,163
TOTAL CONSUMER STAPLES		301,409,463
ENERGY - 3.91%
Oil, Gas & Consumable Fuels - 3.91%
Royal Dutch Shell PLC - Class B - ADR	1,849,200	151,819,320
Sunoco, Inc.	899,500	63,666,610
		215,485,930
TOTAL ENERGY		215,485,930
FINANCIALS - 26.51%
Commercial Banks - 1.99%
Comerica, Inc.	1,042,000	53,433,760
UnionBanCal Corporation	962,300	56,207,943
		109,641,703
Diversified Financial Services - 5.21%
Bank of America Corporation	1,939,133	97,480,216
JPMorgan Chase & Company	4,139,400	189,667,308
		287,147,524
Insurance - 15.16%
Genworth Financial, Inc.	5,494,000	168,830,620
The Hanover Insurance Group, Inc.	1,669,800	73,788,462
MetLife, Inc.	2,397,100	167,149,783
The Travelers Companies, Inc.	2,755,500	138,711,870
Unum Group	6,981,500	170,837,305
XL Capital Limited	1,470,800	116,487,360
		835,805,400
Thrifts & Mortgage Finance - 4.15%
Freddie Mac	2,874,400	169,618,344
Washington Mutual, Inc.	1,686,600	59,553,846
		229,172,190
TOTAL FINANCIALS		1,461,766,817
HEALTH CARE - 8.96%
Health Care Equipment & Supplies - 1.47%
Covidien Limited (a)	1,949,900	80,920,850
Pharmaceuticals - 7.49%
Bristol-Myers Squibb Co.	1,502,300	43,296,286
Eli Lilly & Company	3,130,600	178,225,058
Johnson & Johnson	806,700	53,000,190
Pfizer, Inc.	5,678,700	138,730,641
		413,252,175
TOTAL HEALTH CARE		494,173,025
INDUSTRIALS - 5.53%
Aerospace & Defense - 2.90%
Northrop Grumman Corporation	2,048,300	159,767,400
Industrial Conglomerates - 2.63%
Tyco International Limited	3,271,100	145,040,574
TOTAL INDUSTRIALS		304,807,974
INFORMATION TECHNOLOGY - 19.77%
Electronic Equipment & Instruments - 3.18%
Tyco Electronics Limited	4,946,500	175,254,495
IT Services - 4.62%
Electronic Data Systems Corporation	11,662,900	254,717,736
Software - 11.97%
BMC Software, Inc. (a)	3,970,300	123,992,469
CA, Inc.	11,639,041	299,356,134
Microsoft Corporation	8,034,100	236,684,586
		660,033,189
TOTAL INFORMATION TECHNOLOGY		1,090,005,420
MATERIALS - 3.94%
Chemicals - 3.88%
Eastman Chemical Company	3,204,200	213,816,266
Metals & Mining - 0.06%
Alcoa, Inc.	91,048	3,561,798
TOTAL MATERIALS		217,378,064
UTILITIES - 7.62%
Electric Utilities - 7.62%
Entergy Corporation	811,300	87,855,677
Exelon Corporation	2,593,500	195,446,160
FPL Group, Inc.	2,245,600	136,712,128
		420,013,965
TOTAL UTILITIES		420,013,965

Total investments - 98.26% (Cost $5,204,305,477)		5,417,679,758

Time deposit* - 0.83%		45,532,636

Other assets in excess of liabilities - 0.91%		50,331,419

Net assets - 100.00%		$5,513,543,813

(a) - Non-income producing security.
(b) - Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the Investment Company Act of 1940.  A schedule of the Fund's investments in securities of affiliated issuers held at September 30, 2007, is set forth below:

	Share Balance			Share Balance	Value
Issuer Name	At July 1, 2007	Additions	Reductions	At Sept. 30, 2007	At Sept. 30, 2007

Lennar Corporation	7,799,420	—	—	7,799,420	$173,385,315
					$173,385,315

ADR - American Depository Receipt.
* - Time deposit bears interest at 4.19% and matures on 10/1/2007.
Invested through a cash management account administered by
Brown Brothers Harriman & Co.

Schedule of Investments - September 30, 2007
Hotchkis and Wiley Mid-Cap Value Fund
(Unaudited)

	Shares
COMMON STOCKS - 98.31%	Held	Value
CONSUMER DISCRETIONARY - 30.44%
Auto Components - 1.54%
Magna International, Inc.	647,700	$62,379,987
Hotels, Restaurants & Leisure - 1.02%
Yum! Brands, Inc.	1,216,000	41,137,280
Household Durables - 6.42%
Beazer Homes USA, Inc.	1,913,300	15,784,725
Centex Corporation	2,871,400	76,293,098
Furniture Brands International, Inc.	1,255,600	12,731,784
Pulte Homes, Inc.	7,394,900	100,644,589
Toll Brothers, Inc. (a)	2,701,300	53,998,987
		259,453,183
Media - 8.25%
Citadel Broadcasting Corporation (b)	16,736,700	69,624,672
Idearc, Inc.	643,200	20,241,504
Interpublic Group of Companies, Inc. (a)	12,589,600	130,680,048
R.H. Donnelley Corporation (a)	1,619,166	90,705,679
Valassis Communications, Inc. (a) (b)	2,456,500	21,911,980
		333,163,883
Specialty Retail - 9.01%
AutoNation, Inc. (a)	3,433,100	60,834,532
Foot Locker, Inc.	4,656,400	71,382,612
The Gap, Inc.	4,295,900	79,216,396
Limited Brands, Inc.	3,625,500	82,987,695
Rent-A-Center, Inc. (a) (b)	3,820,300	69,262,039
		363,683,274
Textiles, Apparel & Luxury Goods - 4.20%
Jones Apparel Group, Inc. (b)	6,817,300	144,049,549
Liz Claiborne, Inc.	743,400	25,520,922
		169,570,471
TOTAL CONSUMER DISCRETIONARY		1,229,388,078
CONSUMER STAPLES - 2.76%
Food & Staples Retailing - 2.76%
BJ's Wholesale Club, Inc. (a)	1,172,600	38,883,416
Safeway, Inc.	2,192,700	72,600,297
		111,483,713
TOTAL CONSUMER STAPLES		111,483,713
ENERGY - 1.75%
Oil, Gas & Consumable Fuels - 1.75%
Sunoco, Inc.	996,100	70,503,958
TOTAL ENERGY		70,503,958
FINANCIALS - 26.58%
Commercial Banks - 5.29%
Comerica, Inc.	2,411,400	123,656,592
UnionBanCal Corporation	1,541,600	90,044,856
		213,701,448
Insurance - 16.34%
Assurant, Inc.	334,300	17,885,050
CNA Financial Corporation	1,580,224	62,134,408
Conseco, Inc. (a)	8,880,300	142,084,800
Genworth Financial, Inc.	4,268,400	131,167,932
The Hanover Insurance Group, Inc.	1,312,100	57,981,699
Unum Group	6,194,200	151,572,074
XL Capital Limited	1,223,600	96,909,120
		659,735,083
Real Estate Management & Development - 4.95%
MI Developments, Inc. (b)	3,324,300	110,067,573
The St. Joe Company	2,668,900	89,701,729
		199,769,302
TOTAL FINANCIALS		1,073,205,833
INDUSTRIALS - 11.60%
Aerospace & Defense - 1.05%
Empresa Brasileira de Aeronautica SA - ADR	968,000	42,514,560
Commercial Services & Supplies - 4.57%
IKON Office Solutions, Inc. (b)	9,006,300	115,730,955
PHH Corporation (a)	2,622,400	68,916,672
		184,647,627
Machinery - 1.93%
Flowserve Corporation	1,024,300	78,031,174
Marine - 0.61%
Alexander & Baldwin, Inc.	486,200	24,373,206
Road & Rail - 3.44%
Avis Budget Group, Inc. (a)	1,246,450	28,531,240
Con-way, Inc. (b)	2,400,100	110,404,600
		138,935,840
TOTAL INDUSTRIALS		468,502,407
INFORMATION TECHNOLOGY - 16.39%
IT Services - 5.61%
BearingPoint, Inc. (a)	4,124,300	16,703,415
Electronic Data Systems Corporation	9,320,500	203,559,720
Unisys Corporation (a)	965,400	6,390,948
		226,654,083
Software - 10.78%
BMC Software, Inc. (a)	4,533,900	141,593,697
CA, Inc.	8,791,644	226,121,084
Novell, Inc. (a)	8,816,900	67,361,116
		435,075,897
TOTAL INFORMATION TECHNOLOGY		661,729,980
MATERIALS - 4.78%
Chemicals - 4.78%
Eastman Chemical Company	2,490,900	166,217,757
FMC Corporation	519,600	27,029,592
		193,247,349
TOTAL MATERIALS		193,247,349
UTILITIES - 4.01%
Electric Utilities - 4.01%
FPL Group, Inc.	1,649,300	100,409,384
Great Plains Energy, Inc.	386,400	11,132,184
Portland General Electric Company	1,807,000	50,234,600
		161,776,168
TOTAL UTILITIES		161,776,168

Total investments - 98.31% (Cost $4,077,402,884)		3,969,837,486

Time deposit* - 1.35%		54,583,136

Other assets in excess of liabilities - 0.34%		13,731,599

Net assets - 100.00%		$4,038,152,221

(a) - Non-income producing security.
(b) - Affiliated issuer. An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the Investment Company Act of 1940. A schedule of the Fund's investments in securities of affiliated issuers held at September 30, 2007, is set forth below:

	Share Balance			Share Balance	Value
Issuer Name	At July 1, 2007	Additions	Reductions	At Sept. 30, 2007	At Sept. 30, 2007
Citadel Broadcasting Corporation	4,187,100	12,549,600	—	16,736,700	$69,624,672
Con-way, Inc.	2,680,800	—	280,700	2,400,100	110,404,600
IKON Office Solutions, Inc.	8,708,300	298,000		9,006,300	115,730,955
Jones Apparel Group, Inc.	4,693,500	2,123,800	—	6,817,300	144,049,549
MI Developments, Inc.	3,420,300	—	96,000	3,324,300	110,067,573
Rent-A-Center, Inc.	3,820,300	—	—	3,820,300	69,262,039
Valassis Communications, Inc.	2,456,500	—	—	2,456,500	21,911,980
					$641,051,368

ADR - American Depository Receipt.
* - Time deposit bears interest at 4.19% and matures on 10/1/2007.
Invested through a cash management account administered by
Brown Brothers Harriman & Co.

Schedule of Investments - September 30, 2007
Hotchkis and Wiley Small Cap Value Fund
(Unaudited)

	Shares
COMMON STOCKS - 97.03%	Held	Value
CONSUMER DISCRETIONARY - 31.71%
Hotels, Restaurants & Leisure - 3.50%
Lodgian, Inc. (a) (b)	1,496,109	$17,654,086
Household Durables - 11.33%
Beazer Homes USA, Inc.	920,300	7,592,475
Brookfield Homes Corporation	209,664	3,889,268
California Coastal Communities, Inc. (a)	442,000	5,436,600
Furniture Brands International, Inc.	670,100	6,794,814
MDC Holdings, Inc.	471,900	19,319,586
Meritage Homes Corporation (a)	143,400	2,024,808
Russ Berrie & Company, Inc. (a)	191,900	3,223,920
Ryland Group, Inc.	101,400	2,173,002
WCI Communities, Inc. (a)	1,130,400	6,771,096
		57,225,569
Media - 7.10%
Live Nation, Inc. (a)	314,000	6,672,500
R.H. Donnelley Corporation (a)	98,400	5,512,368
Valassis Communications, Inc. (a)	1,498,200	13,363,944
Westwood One, Inc.	3,758,500	10,335,875
		35,884,687
Specialty Retail - 4.24%
Group 1 Automotive, Inc.	167,300	5,616,261
Pacific Sunwear Of California (a)	491,800	7,278,640
Rent-A-Center, Inc. (a)	471,000	8,539,230
		21,434,131
Textiles, Apparel & Luxury Goods - 5.54%
Jones Apparel Group, Inc.	479,600	10,133,948
The Warnaco Group, Inc. (a)	456,600	17,839,362
		27,973,310
TOTAL CONSUMER DISCRETIONARY		160,171,783
CONSUMER STAPLES - 4.31%
Food & Staples Retailing - 4.31%
BJ's Wholesale Club, Inc. (a)	287,800	9,543,448
Pathmark Stores, Inc. (a)	644,700	8,219,925
Winn-Dixie Stores, Inc. (a)	213,500	3,996,720
		21,760,093
TOTAL CONSUMER STAPLES		21,760,093
ENERGY - 3.34%
Oil, Gas & Consumable Fuels - 3.34%
Foundation Coal Holdings, Inc.	302,000	11,838,400
Overseas Shipholding Group, Inc.	65,900	5,063,097
		16,901,497
TOTAL ENERGY		16,901,497
FINANCIALS - 24.83%
Insurance - 12.25%
Conseco, Inc. (a)	257,000	4,112,000
Employers Holdings, Inc.	855,300	17,627,733
The Hanover Insurance Group, Inc.	474,800	20,981,412
KMG America Corporation (a)	439,800	2,603,616
PMA Capital Corporation (a)	418,600	3,976,700
Quanta Capital Holdings Limited (a)	191,000	515,700
United America Indemnity Limited (a)	561,828	12,084,920
		61,902,081
Real Estate Investment Trusts - 6.59%
Capital Lease Funding, Inc.	2,021,300	20,718,325
Lexington Realty Trust	628,500	12,576,285
		33,294,610
Real Estate Management & Development - 5.99%
MI Developments, Inc.	826,300	27,358,793
The St. Joe Company	85,700	2,880,377
		30,239,170
TOTAL FINANCIALS		125,435,861
INDUSTRIALS - 25.50%
Aerospace & Defense - 0.50%
EDO Corporation	44,900	2,514,849
Commercial Services & Supplies - 14.42%
Hudson Highland Group, Inc. (a) (b)	1,361,300	17,329,349
IKON Office Solutions, Inc.	1,361,800	17,499,130
Kelly Services, Inc.	766,800	15,190,308
PHH Corporation (a)	635,400	16,698,312
Spherion Corporation (a)	745,600	6,158,656
		72,875,755
Machinery - 6.02%
Flowserve Corporation	209,600	15,967,328
Miller Industries, Inc. (a) (b)	843,800	14,445,856
		30,413,184
Marine - 0.60%
Alexander & Baldwin, Inc.	60,300	3,022,839
Road & Rail - 3.96%
Avis Budget Group, Inc. (a)	213,000	4,875,570
Con-way, Inc.	328,900	15,129,400
		20,004,970
TOTAL INDUSTRIALS		128,831,597
INFORMATION TECHNOLOGY - 2.40%
IT Services - 0.89%
BearingPoint, Inc. (a)	825,800	3,344,490
Unisys Corporation (a)	173,900	1,151,218
		4,495,708
Software - 1.51%
Novell, Inc. (a)	999,400	7,635,416
TOTAL INFORMATION TECHNOLOGY		12,131,124
MATERIALS - 1.56%
Chemicals - 1.56%
Tronox, Inc. - Class A	401,200	3,731,160
Tronox, Inc. - Class B	458,100	4,136,643
		7,867,803
TOTAL MATERIALS		7,867,803
UTILITIES - 3.38%
Electric Utilities - 3.38%
Great Plains Energy, Inc.	363,800	10,481,078
Portland General Electric Company	237,800	6,610,840
		17,091,918
TOTAL UTILITIES		17,091,918

Total investments - 97.03% (Cost $514,064,784)		490,191,676

Time deposit* - 2.04%		10,305,102

Other assets in excess of liabilities - 0.93%		4,674,510

Net assets - 100.00%		$505,171,288

(a) - Non-income producing security.
(b) - Affiliated issuer. An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the Investment Company Act of 1940. A schedule of the Fund's investments in securities of affiliated issuers held at September 30, 2007, is set forth below:

	Share Balance			Share Balance	Value
Issuer Name	At July 1, 2007	Additions	Reductions	At Sept. 30, 2007	At Sept. 30, 2007
Hudson Highland Group, Inc.	877,800	483,500	—	1,361,300	$17,329,349
Lodgian, Inc.	1,573,109	—	77,000	1,496,109	17,654,086
Miller Industries, Inc.	349,100	494,700	—	843,800	14,445,856
					$49,429,291

* - Time deposit bears interest at 4.19% and matures on 10/1/2007.
Invested through a cash management account administered by
Brown Brothers Harriman & Co.

Schedule of Investments - September 30, 2007
Hotchkis and Wiley All Cap Value Fund
(Unaudited)

	Shares
COMMON STOCKS - 99.45%	Held	Value
CONSUMER DISCRETIONARY - 16.28%
Hotels, Restaurants & Leisure - 2.67%
Lodgian, Inc. (a)	275,300	$3,248,540
Household Durables - 5.35%
Centex Corporation	132,700	3,525,839
MDC Holdings, Inc.	45,000	1,842,300
WCI Communities, Inc. (a)	190,800	1,142,892
		6,511,031
Media - 2.32%
Valassis Communications, Inc. (a)	192,000	1,712,640
Westwood One, Inc.	402,100	1,105,775
		2,818,415
Specialty Retail - 5.94%
The Gap, Inc.	104,100	1,919,604
Home Depot, Inc.	163,546	5,305,432
		7,225,036
TOTAL CONSUMER DISCRETIONARY		19,803,022
CONSUMER STAPLES - 6.91%
Food & Staples Retailing - 6.91%
Wal-Mart Stores, Inc.	192,500	8,402,625
TOTAL CONSUMER STAPLES		8,402,625
FINANCIALS - 21.48%
Insurance - 8.86%
The Hanover Insurance Group, Inc.	58,500	2,585,115
The Travelers Companies, Inc.	63,100	3,176,454
Unum Group	205,000	5,016,350
		10,777,919
Real Estate Investment Trusts - 5.08%
Capital Lease Funding, Inc.	602,600	6,176,650
Real Estate Management & Development - 7.54%
MI Developments, Inc.	277,100	9,174,781
TOTAL FINANCIALS		26,129,350
HEALTH CARE - 3.57%
Pharmaceuticals - 3.57%
Eli Lilly & Company	43,800	2,493,534
Pfizer, Inc.	75,600	1,846,908
		4,340,442
TOTAL HEALTH CARE		4,340,442
INDUSTRIALS - 14.66%
Commercial Services & Supplies - 6.47%
Hudson Highland Group, Inc. (a)	424,100	5,398,793
IKON Office Solutions, Inc.	192,500	2,473,625
		7,872,418
Industrial Conglomerates - 3.33%
Tyco International Limited	91,325	4,049,350
Machinery - 4.86%
Flowserve Corporation	13,100	997,958
Miller Industries, Inc. (a)	287,098	4,915,118
		5,913,076
TOTAL INDUSTRIALS		17,834,844
INFORMATION TECHNOLOGY - 28.63%
Electronic Equipment & Instruments - 4.39%
Tyco Electronics Limited	150,525	5,333,101
IT Services - 8.70%
Electronic Data Systems Corporation	484,600	10,583,664
Software - 15.54%
CA, Inc.	452,700	11,643,444
Microsoft Corporation	246,300	7,255,998
		18,899,442
TOTAL INFORMATION TECHNOLOGY		34,816,207
MATERIALS - 3.37%
Chemicals - 3.37%
Eastman Chemical Company	61,400	4,097,222
TOTAL MATERIALS		4,097,222
UTILITIES - 4.55%
Electric Utilities - 4.55%
Exelon Corporation	73,400	5,531,424
TOTAL UTILITIES		5,531,424

Total investments - 99.45% (Cost $117,481,562)		120,955,136

Time deposit* - 0.01%		14,383

Other assets in excess of liabilities - 0.54%		658,518

Net assets - 100.00%		$121,628,037

(a) - Non-income producing security.
* - Time deposit bears interest at 4.19% and matures on 10/1/2007.
Invested through a cash management account administered by
Brown Brothers Harriman & Co.

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

	Core	Large Cap	Mid-Cap	Small Cap	All Cap
	Value Fund	Value Fund	Value Fund	Value Fund	Value Fund
Cost of investments	$ 2,404,575,671	$ 5,204,305,477	$ 4,077,402,884	$ 514,064,784	$ 117,481,562
Gross unrealized appreciation	163,620,412	619,502,926	461,255,671	78,036,224	10,143,754
Gross unrealized depreciation	(213,974,570)	(406,128,645)	(568,821,069)	(101,909,332)	(6,670,180)
Net unrealized appreciation (depreciation)	$ (50,354,158)	$ 213,374,281	$ (107,565,398)	$ (23,873,108)	$ 3,473,574

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Hotchkis and Wiley Funds

By (Signature and Title)   /s/Anna Marie Lopez
Anna Marie Lopez
President of Hotchkis and Wiley Funds

Date   November 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/Anna Marie Lopez
Anna Marie Lopez
President of Hotchkis and Wiley Funds

Date   November 16, 2007

By (Signature and Title)   /s/James Menvielle
James Menvielle
Treasurer of Hotchkis and Wiley Funds

Date   November 16, 2007